Financing Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Proceeds Received from Financial Transactions

During the years ended December 31, 2012, 2011, and 2010, the Company’s publicly traded subsidiaries, Teekay Tankers, Teekay Offshore and Teekay LNG completed the following public offerings and equity placements:

	Total Proceeds Received $	Less: Teekay Corporation Portion $	Offering Expenses $	Net Proceeds Received $
2012
Teekay Offshore Public Offerings	219,474	(4,389)	(8,164)	206,921
Teekay Offshore Direct Equity Placement	45,919	(919)	—	45,000
Teekay Tankers Public Offerings	69,000	—	(3,229)	65,771
Teekay LNG Public Offering	189,243	(3,784)	(6,927)	178,532
2011
Teekay Tankers Public Offerings	112,054	—	(4,820)	107,234
Teekay Offshore Private Equity Placement	420,145	(230,144)	(279)	189,722
Teekay LNG Public Offerings	356,133	(7,123)	(14,909)	334,101
2010
Teekay Offshore Public Offerings	419,989	(8,400)	(18,645)	392,944
Teekay Tankers Public Offerings	243,977	(32,000)	(9,279)	202,698
Teekay LNG Direct Equity Placement	51,020	(1,020)	—	50,000

(1)	Consists of the portion Teekay Corporation subscribed for in the public offering or equity placement.

As a result of the public offerings and equity placements of Teekay Tankers, Teekay Offshore and Teekay LNG, the Company recorded increases to retained earnings of $88.7 million (2012), $124.2 million (2011) and $123.2 million (2010). These amounts represent Teekay’s dilution gains from the issuance of units and shares in these consolidated subsidiaries.